Employee Benefit Plans (Amounts Included In The Consolidated Balance Sheets Relating To The Nonqualified Savings Plan And The SERP) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Assets [Member]
Defined Contribution Plan [Line Items]
Defined contribution plan, assets	$ 11,347	$ 8,264
Accounts Payable And Accrued Expenses [Member]
Defined Contribution Plan [Line Items]
Defined contribution plan, liabilities	12,397	9,192
Other Liabilities [Member]
Defined Contribution Plan [Line Items]
Defined contribution plan, liabilities	581	616
Treasury Stock [Member]
Defined Contribution Plan [Line Items]
Defined contribution plan, liabilities	$ 662	$ 683